Share Based Compensation (Details) - USD ($)		1 Months Ended	6 Months Ended
	Mar. 31, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
Share Based Compensation [Line Items]
Cancelled existing vested and unvested shares (in Shares)	177,667	70,428
Deferred cash bonus payable	$ 3,100,000			$ 176,264
Share options (in Shares)	403,820
Vesting period	6 months
Exercise price per share (in Dollars per share)	$ 2.68	$ 2.68
Expire date			Sep. 30, 2033
Incremental modification cost		$ 700,000
Weighted-average grant date fair value of share option grants (in Dollars per share)				$ 2.68
Maximum contractual term			10 years 6 months
Nonrelated Party [Member]
Share Based Compensation [Line Items]
Deferred cash bonus payable		$ 1,600,000
Employees [Member]
Share Based Compensation [Line Items]
Share-based compensation charges				$ 470,070
Non-employees [Member]
Share Based Compensation [Line Items]
Share-based compensation charges				$ 241,848
Class A Ordinary Shares [Member]
Share Based Compensation [Line Items]
Vested shares (in Shares)		70,430